Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
3-6 month [member]
Disclosure of detailed information about financial instruments [line items]
Fully secured loans	$ 43	$ 36